Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,691,272	2,012,850
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	2,090,748	2,304,534
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,524,757	1,784,415
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	1,981,967	2,320,784
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	2,085,740	2,279,586
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	1,931,644	2,254,873
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	2,318,866	2,717,674
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,089,822	2,306,454
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	2,273,438	2,695,179
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	2,191,972	2,624,649
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,452,405	1,606,811
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,166,257	2,543,703
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,814,845	1,974,281
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,119,239	2,513,279
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,017,264	1,641,051
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,676,137	1,816,930
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,029,339	2,446,200
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	1,805,232	1,969,016
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	34,000	41,579
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	25,000	38,974
Total U.S. Government and Agency Obligations (Cost $38,465,110)				39,892,822

			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
1 Vanguard Market Liquidity Fund (Cost $526,113)	0.111%		5,261,221	526,122
Total Investments (100.4%) (Cost $38,991,223)				40,418,944
Other Assets and Liabilities -Net (-0.4%)				(162,742)
Net Assets (100%)				40,256,202
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ p rimary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,892,822	—	39,892,822
Temporary Cash Investments	526,122	—	—	526,122
Total	526,122	39,892,822	—	40,418,944